Summary of Significant Accounting Policies: Advertising Costs (Policies)	12 Months Ended
Mar. 31, 2017
Predecessor
Advertising Costs	Advertising Costs The Company expenses advertising costs as incurred. Advertising expense was $598 and $1,654 for the years ended March 31, 2017 and 2016, respectively.